Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2019	Feb. 17, 2019	Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Outstanding as of February 18, 2019	0
Number of Shares, Granted	408,667		408,667
Number of Shares, Forfeited/expired	(8,864)
Number of Shares, Outstanding as of March 31, 2019	399,803		399,803
Number of Shares, Options vested and exercisable	20,053		20,053
Weighted Average Exercise Price, Outstanding as of February 18, 2019	$ 0
Weighted Average Exercise Price, Granted	1.82
Weighted Average Exercise Price, Forfeited/expired	1.16
Weighted Average Exercise Price, Outstanding as of March 31, 2019	1.83		$ 1.83
Weighted Average Exercise Price, Options vested and exercisable	$ 1.60		$ 1.60
Weighted Average Remaining Contractual Life (in years)	8 years 8 months 12 days	0 years
Weighted Average Remaining Contractual Life (in years), Granted	8 years 6 months
Weighted Average Remaining Contractual Life (in years), Options vested and exercisable	8 years 6 months
Total Intrinsic Value, Outstanding as of February 18, 2019	$ 0
Total Intrinsic Value, Granted	$ 0
Total Intrinsic Value, Outstanding as of March 31, 2019	$ 2,784,811		$ 2,784,811
Total Intrinsic Value, Options vested and exercisable	$ 114,356		$ 114,356